Filed pursuant to Rule 497(k)(1)(i)

                              Fund Profile








                             PIMCO Low Duration Fund
                           Institutional Class Shares

                                January 15, 1999









                                    P I M C O
                                    F U N D S










This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648. See the back cover for additional phone numbers and our address.

What is the PIMCO Low Duration Fund's investment objective?

The Fund's investment objective is to maximize total return, consistent with preservation of capital and prudent investment management. "Total return" means increases in portfolio value resulting from capital appreciation plus net income earned on the Fund's investments.

What is the Fund's principal investment strategy?

The Fund normally invests at least 65% of its assets in a diversified portfolio of fixed income securities of varying maturities. The securities may be issued by domestic or foreign entities. The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The average portfolio duration of the Fund will normally vary within a one- to three-year time frame based on the Adviser's forecast for interest rates. Portfolio holdings will be concentrated in areas of the bond market (based on quality, sector, coupon or maturity) which the Adviser believes to be relatively undervalued.

The Fund may invest up to 10% of its assets in fixed income securities that are rated below investment grade but rated B or higher by Moody's or S&P (or, if unrated, determined by the Adviser to be of comparable quality). The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us.

What are the principal risks of investing in the Fund?

You could lose money on an investment in the Fund. The principal risks of investing in the Fund are:

o Market risk: the value of the Fund's shares is based on the value of the bonds and other securities it owns. Bond values fluctuate based on changes in interest rates, market conditions, investor confidence and announcements of economic, political or financial information.
o Interest rate risk: if rates rise, the value of the Fund's holdings may decrease. Derivative instruments may be particularly sensitive to changes in interest rates.
o Credit risk: an issuer of a security, or a counterparty to a derivative contract, may default or become unable to meet a financial obligation thereby decreasing the value of the Fund's holdings. Below investment grade bonds carry a high degree of credit risk.
o Foreign securities risk: foreign currency exchange rate fluctuations, and political or economic uncertainty may reduce the value of the Fund's holdings in foreign securities.


How has the Fund performed?

The bar chart below shows the actual performance of the Fund's Institutional Class shares net of fees for each of the past ten calendar years. It indicates the variability of the Fund's historical returns from year to year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


The following plot points replace a bar chart that appears here in the document:

Calendar Year-By-Year Returns

1998
1997      8.24%
1996      6.14%
1995      11.93%
1994      0.63%
1993      7.76%
1992      7.69%
1991      13.46%
1990      9.05%
1989      11.60%

During the ten-year period shown in the bar chart, the highest quarterly return was [insert actual]% (for the quarter ended [insert actual]) and the lowest quarterly return was [insert actual]% (for the quarter ended [insert actual]).

The table below shows how the Fund's average annual returns net of fees for one, five and ten years and the most recent calendar quarter compare to those of the Fund's benchmark, the Merrill Lynch 1-3 Year Treasury Index. This is a widely recognized, unmanaged market index made up of U.S. Treasury issues with maturities from one to three years.

Average Annual Total Returns
for the years ended December 31, 1998 and most recent calendar quarter


                                        Quarter Ended
                                           12/31/98    1 year 5 Years  10 Years

Low Duration Fund,  Institutional Class
Merrill Lynch 1-3 Year Treasury Index
Value added versus Index


What are the Fund's fees and expenses?

Shareholder Fees
The Fund features an all-inclusive fixed fee structure for advisory and administrative services but not for extraordinary expenses. There are no sales loads, fees or other charges to purchase the Fund's Institutional Class shares, to reinvest dividends in additional shares, or to redeem your shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Advisory fee                                     0.25%
Administrative fee                               0.18%
Distribution (12b-1) and/or service fees         None
Other expenses (1)                               0.00%
Total annual operating expenses                  0.43%

___________
(1) Other expenses, which include fees and expenses of the Fund's independent directors, their legal counsel, interest and extrordinary expenses, were less than [insert %] for the most recent fiscal year.


Example  of hypothetical Fund expenses

An investor would pay the following expenses on a $10,000 investment in the Fund, assuming (1) a hypothetical 5% annual return, (2) redemption at the end of each time period and (3) the Fund's operating expenses remain the same:

                                          1 year   3 years   5 years    10 years

Low Duration Fund, Institutional Class     44       138       241         542


Actual expenses may be higher or lower than those shown. Under normal circumstances, the Fund intends to limit other expenses so as to not affect the total annual operating expenses.

Who is the Fund's Investment Adviser?

Pacific Investment Management Company ("PIMCO"), a subsidiary of PIMCO Advisors L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had approximately $148 billion in assets under management as of September 30, 1998. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments.


[Insert Photo]      The Fund's portfolio is managed by William H. Gross.
                    A Fixed Income Portfolio Manager, Mr. Gross is a Managing
                    Director and one of the founders of PIMCO. He has managed the Low Duration Fund since its inception on May 11, 1987.

How do I buy Fund shares?

The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us, and wiring funds.
o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.
o Additional purchases can be made by calling us at 1-800-927-4648 and wiring funds.

How do I sell Fund Shares?

You may sell all or part of your Fund shares to the Fund on any business day. You may sell by:

o    Sending a written request by mail to PIMCO Funds.
o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.
o    By sending a fax to our Shareholder Services department at 1-949-760-4456.

How are Fund distributions made and taxed?

The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

What other services are available from the Fund?

The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund (except PIMCO International Bond and Emerging Markets Bond II Funds).
o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.
o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.


P I M C O
FUNDS



PIMCO Funds
840 Newport Center Drive, Suite 300
Newport Beach, CA  92660

Telephone:  1-800-927-4648
Fax Number:  1-949-760-4456
PIMCO Infolink Audio Response Network:  1-800-987-4626
Web Site:  www.pimco.com

Filed pursuant to Rule 497(k)(1)(i)

                                  Fund Profile






                             PIMCO Total Return Fund
                           Institutional Class Shares

                                January 15, 1999






                              P   I   M   C   O
                                  F U N D S









This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648. See the back cover for additional phone numbers and our address.

What is the PIMCO Total Return Fund's investment objective?

The Fund's investment objective is to maximize total return, consistent with preservation of capital and prudent investment management. "Total return" means increases in portfolio value resulting from capital appreciation plus net income earned on the Fund's investments.

What is the Fund's principal investment strategy?

The Fund normally invests at least 65% of its assets in a diversified portfolio of bonds and other types of fixed income instruments of varying maturities. The securities may be issued by domestic or foreign entities. The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The average portfolio duration of the Fund will normally vary within a three- to six-year time frame based on the Adviser's forecast for interest rates. Portfolio holdings will be concentrated in areas of the bond market (based on quality, sector, coupon or maturity) which the Adviser believes to be relatively undervalued.

The Fund may invest up to 10% of its assets in fixed income securities that are rated below investment grade but rated B or higher by Moody's or S&P (or, if unrated, determined by the Adviser to be of comparable quality). The Fund may invest up to 20% of its assets in se7curities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us.

What are the principal risks of investing in the Fund?

You could lose money on an investment in the Fund. The principal risks of investing in the Fund are:

o Market risk: the value of the Fund's shares is based on the value of the bonds and other securities it owns. Bond values fluctuate based on changes in interest rates, market conditions, investor confidence and announcements of economic, political or financial information.
o Interest rate risk: if rates rise, the value of the Fund's holdings may decrease. Derivative instruments may be particularly sensitive to changes in interest rates.
o Credit risk: an issuer of a security, or a counterparty to a derivative contract, may default or become unable to meet a financial obligation thereby decreasing the value of the Fund's holdings. Below investment grade bonds carry a high degree of credit risk.
o Foreign securities risk: foreign currency exchange rate fluctuations, and political or economic uncertainty may reduce the value of the Fund's holdings in foreign securities.

How has the Fund performed?

The bar chart below shows the actual performance of the Fund's Institutional Class shares net of fees for each of the past ten calendar years. It indicates the variability of the Fund's historical returns from year to year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


The following plot points replace a bar chart that appears here in the document:

Calendar Year-By-Year Returns

1998
1997      10.16%
1996      4.69%
1995      19.78%
1994      -3.57%
1993      12.51%
1992      9.74%
1991      19.56%
1990      8.05%
1989      14.24%

During the ten-year period shown in the bar chart, the highest quarterly return was 8.26% (for the quarter ended June 30, 1989) and the lowest quarterly return was -2.69% (for the quarter ended March 31, 1994).

The table below shows how the Fund's average annual returns net of fees for one, five and ten years and the most recent calendar quarter compare to those of the Fund's benchmark, the Lehman Brothers Aggregate Bond Index. This is a widely recognized, unmanaged market index representative of the U.S. taxable fixed income universe.

Average Annual Total Returns
for the years ended December 31, 1998 and most recent calendar quarter


                                          Quarter
                                           Ended
                                          12/31/98  1 Year   5 Years   10 Years

Total Return Fund, Institutional Class
Lehman Brothers Aggregate Bond Index
Value added versus Index


What are the Fund's fees and expenses?

Shareholder Fees
The Fund features an all-inclusive fixed fee structure for advisory and administrative services but not for extraordinary expenses. There are no sales loads, fees or other charges to purchase the Fund's Institutional Class shares, to reinvest dividends in additional shares, or to redeem your shares.


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Advisory fee                                   0.25%
Administrative fee                             0.18%
Distribution (12b-1) and/or service fees       None
Other expenses(1)                              0.00%
Total annual operating expenses                0.43%

_________________
(1) Other expenses, which include fees and expenses of the Fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than [insert %] for the most recent fiscal year.


Example of hypothetical Fund expenses

An investor would pay the following expenses on a $10,000 investment in the Fund, assuming (1) a hypothetical 5% annual return, (2) redemption at the end of each time period and (3) the Fund's operating expenses remain the same:


                             1 year  3 years  5 years  10 years

Total Return Fund,            $44      $138     $241    $542
Institutional Class


Actual expenses may be higher or lower than those shown. Under normal circumstances, the Fund intends to limit other expenses so as to not affect the total annual operating expenses.

Who is the Fund's Investment Adviser?

Pacific Investment Management Company ("PIMCO"), a subsidiary of PIMCO Advisors L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had approximately $148 billion in assets under management as of September 30, 1998. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments.


[Insert Photo]    The Fund's portfolio is managed by William H. Gross.  A Fixed
                  Income Portfolio Manager, Mr. Gross is a Managing Director and one of the founders of PIMCO. He has managed the Total Return
                  Fund since its inception on May 11, 1987.


How do I buy Fund shares?

The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us, and wiring funds.
o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.
o Additional purchases can be made by calling us at 1-800-927-4648 and wiring funds.


How do I sell Fund Shares?

You may sell all or part of your Fund shares to the Fund on any business day. You may sell by:

o  Sending a written request by mail to PIMCO Funds.
o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.
o  By sending a fax to our Shareholder Services department at 1-949-760-4456.

How are Fund distributions made and taxed?

The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

What other services are available from the Fund?

The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund (except PIMCO International Bond and Emerging Markets Bond II Funds).
o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.
o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.




P  I  M  C  O
F U N D S



PIMCO Funds
840 Newport Center Drive, Suite 300
Newport Beach, CA  92660

Telephone:  1-800-927-4648
Fax Number:  1-949-760-4456
PIMCO Infolink Audio Response Network:  1-800-987-4626
Web Site:  www.pimco.com

Filed pursuant to Rule 497(k)(1)(i)

                               Fund Profile










                          PIMCO High Yield Fund
                        Institutional Class Shares

                             January 15, 1999










                          P   I   M   C   O
                              F U N D S









This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648. See the back cover for additional phone numbers and our address.

What is the PIMCO High Yield Fund's investment objective?

The Fund's investment objective is to maximize total return, consistent with preservation of capital and prudent investment management. "Total return" means increases in portfolio value resulting from capital appreciation plus net income earned on the Fund's investments.

What is the Fund's principal investment strategy?

The Fund normally invests at least 65% of its assets in a diversified portfolio of fixed income securities rated below investment grade, i.e., lower than Baa by Moody's or lower than BBB by S&P but rated at least B by Moody's or S&P (or, if unrated, determined by the Adviser to be of comparable quality). The remainder of the Fund's assets may be invested in investment grade fixed income securities. The average portfolio duration of the Fund will normally vary within a two- to six-year time frame based on the Adviser's forecast for interest rates. Portfolio holdings will be concentrated in areas of the bond market (based on quality, sector, coupon or maturity) which the Adviser believes to be relatively undervalued.

The Fund may invest its assets in securities of foreign issuers, but only those that are U.S. dollar-denominated. The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements and may also engage in hedging strategies involving equity options.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us.

What are the principal risks of investing in the Fund?

You could lose money on an investment in the Fund. The principal risks of investing in the Fund are:

o Credit risk: an issuer of a security, or a counterparty to a derivative contract, may default, become bankrupt or become unable to meet a financial obligation thereby decreasing the value of the Fund's holdings. Risk of default or bankruptcy may be greater in periods of economic uncertainty or recession. Securities rated below investment grade carry a high degree of credit risk.
o Market risk: the value of the Fund's shares is based on the value of the bonds and other securities it owns. Bond values fluctuate based on changes in interest rates, market conditions, investor confidence and announcements of economic, political or financial information.
o Interest rate risk: if rates rise, the value of the Fund's holdings may decrease. Derivative instruments may be particularly sensitive to changes in interest rates.
o Foreign securities risk: political or economic uncertainty may reduce the value of the Fund's holdings in securities of foreign issuers.


How has the Fund performed?

The bar chart below shows the actual performance of the Fund's Institutional Class shares net of fees for each of the past six calendar years since inception on December 16, 1992. It indicates the variability of the Fund's historical returns from year to year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


The following plot points replace a bar chart that appears here in the document:

Calendar Year-By-Year Return

1998
1997      13.21%
1996      11.68%
1995      20.68%
1994      2.40%
1993      18.70%


During the six-year period shown in the bar chart, the highest quarterly return was [insert actual]% (for the quarter ended [insert actual]) and the lowest quarterly return was [insert actual]% (for the quarter ended [insert actual]).

The table below shows how the Fund's average annual returns net of fees for the periods indicated compare to those of the Fund's benchmark, the Lehman Brothers BB Intermediate Corporate Index. This is a widely recognized, unmanaged market index comprised of various fixed income securities rated BB.

Average Annual Total Returns
for the years ended December 31, 1998 and most recent calendar quarter


                                         Quarter                      Since
                                          Ended
                                        12/31/98  1 year  5 Years  Inception1(1)

High Yield Fund, Institutional Class
Lehman Brothers BB Intermediate
  Corporate Index
Value added versus Index

_________________
(1) Calculated as of January 1, 1993, the first full month following the Fund's Institutional Class inception on December 16, 1992.



What are the Fund's fees and expenses?

Shareholder Fees
The Fund features an all-inclusive fixed fee structure for advisory and administrative services but not for extraordinary expenses. There are no sales loads, fees or other charges to purchase the Fund's Institutional Class shares, to reinvest dividends in additional shares, or to redeem your shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Advisory fee                                   0.25%
Administrative fee                             0.25%
Distribution (12b-1) and/or service fees       None
Other expenses (2)                             0.00%
Total annual operating expenses                0.50%

______________
(2) Other expenses, which include fees and expenses of the Fund's independent directors, their legal counsel, interest and ordinary expenses, were less than [insert %] for the most recent fiscal year.


Example of hypothetical Fund expenses

An investor would pay the following expenses on a $10,000 investment in the Fund, assuming (1) a hypothetical 5% annual return, (2) redemption at the end of each time period and (3) the Fund's operating expenses remain the same:


                             1 year  3 years  5 years  10 years

High Yield Fund,               51      160      280      628
Institutional Class


Actual expenses may be higher or lower than those shown. Under normal circumstances, the Fund intends to limit other expenses so as not to affect the total annual operating expenses.

Who is the Fund's Investment Adviser?

Pacific Investment Management Company ("PIMCO"), a subsidiary of PIMCO Advisors L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had approximately $148 billion in assets under management as of September 30, 1998. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments.

[Insert Photo]     The Fund's  portfolio is managed by Benjamin  Trosky. A Fixed
                   Income Portfolio Manager, Mr. Trosky joined PIMCO in 1990 and is a Managing Director. He has managed the High Yield Fund since its inception on December 16, 1992.

How do I buy Fund shares?

The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us, and wiring funds.
o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.
o Additional purchases can be made by calling us at 1-800-927-4648 and wiring funds.

How do I sell Fund Shares?

You may sell all or part of your Fund shares to the Fund on any business day. You may sell by:

o   Sending a written request by mail to PIMCO Funds.
o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.
o   By sending a fax to our Shareholder Services department at 1-949-760-4456.

How are Fund distributions made and taxed?

The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

What other services are available from the Fund?

The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund (except PIMCO International Bond and Emerging Markets Bond II Funds).
o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.
o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.


P  I  M  C  O
F U N D S


PIMCO Funds
840 Newport Center Drive, Suite 300
Newport Beach, CA  92660

Telephone:  1-800-927-4648
Fax Number:  1-949-760-4456
PIMCO Infolink Audio Response Network:  1-800-987-4626
Web Site:  www.pimco.com

Filed pursuant to Rule 497(k)(1)(i)

                                  Fund Profile














                             PIMCO Foreign Bond Fund
                           Institutional Class Shares

                                January 15, 1999








                                    P I M C O
                                    F U N D S








This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648. See the back cover for additional phone numbers and our address.

What is the PIMCO Foreign Bond Fund's investment objective?

The Fund's investment objective is to maximize total return, consistent with preservation of capital and prudent investment management. "Total return" means increases in portfolio value resulting from capital appreciation plus net income earned on the Fund's investments.

What is the Fund's principal investment strategy?

The Fund invests in a portfolio of fixed income securities primarily denominated in major foreign currencies and baskets of foreign currencies (such as the euro). The Fund normally invests at least 85% of its assets in securities of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. The average portfolio duration of the Fund will normally vary within a three- to seven-year time frame based on the Adviser's forecast for interest rates. The Adviser will select the Fund's foreign country and currency compositions based on an evaluation of relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors the Adviser believes to be relevant.

The Fund may invest up to 10% of its assets in fixed income securities that are rated below investment grade but rated B or higher by Moody's or S&P (or, if unrated, determined by the Adviser to be of comparable quality). The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us.

What are the principal risks of investing in the Fund?

You could lose money on an investment in the Fund. The principal risks of investing in the Fund are:

o Market risk: the value of the Fund's shares is based on the value of the bonds and other securities it owns. Bond values fluctuate based on changes in interest rates, market conditions, investor confidence and announcements of economic, political or financial information. Because it is "non-diversified," the portfolio may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified portfolio might be.
o Interest rate risk: if rates rise, the value of the Fund's holdings may decrease. Derivative instruments may be particularly sensitive to changes in interest rates.
o Credit risk: an issuer of a security, or a counterparty to a derivative contract, may default or become unable to meet a financial obligation thereby decreasing the value of the Fund's holdings. Securities rated below investment grade carry a high degree of credit risk.
o Foreign securities risk: foreign currency exchange rate fluctuations, and political or economic uncertainty may reduce the value of the Fund's holdings in foreign securities.



How has the Fund performed?

The bar chart below shows the actual performance of the Fund's Institutional Class shares net of fees for each of the past six calendar years since inception on December 3, 1992. It indicates the variability of the Fund's historical returns from year to year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


The following plot points replace a bar chart that appears here in the document:

Calendar Year-By-Year Return

1998
1997      9.60%
1996      18.89%
1995      21.22%
1994      -7.30%
1993      16.40%


During the six-year period shown in the bar chart, the highest quarterly return was [insert actual]% (for the quarter ended [insert actual]) and the lowest quarterly return was [insert actual]% (for the quarter ended [insert actual]).

The table below shows how the Fund's average annual returns net of fees for the periods indicated compare to those of the Fund's benchmark, the J.P. Morgan Non-U.S. Index (Hedged). This is a widely recognized, unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets.

Average Annual Total Returns
for the years ended December 31, 1998 and most recent calendar quarter



                                     Quarter Ended                    Since
                                       12/31/98    1 year  5 Years  Inception(1)

Foreign Bond Fund, Institutional Class
J.P. Morgan Non-U.S. Index (Hedged)
Value added versus Index
___________
(1) Calculated as of January 1, 1993, the first full month following the Fund's Institutional Class inception on December 3, 1992.


What are the Fund's fees and expenses?

Shareholder Fees
The Fund features an all-inclusive fixed fee structure for advisory and administrative services but not for extraordinary expenses. There are no sales loads, fees or other charges to purchase the Fund's Institutional Class shares, to reinvest dividends in additional shares, or to redeem your shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Advisory fee                                     0.25%
Administrative fee                               0.25%
Distribution (12b-1) and/or service fees         None
Other expenses(2)                                0.00%
Total annual operating expenses                  0.50%
____________
(2) Other expenses, which include fees and expenses of the Fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than [insert %] for the most recent fiscal year.


Example of hypothetical Fund expenses

An investor would pay the following expenses on a $10,000 investment in the Fund, assuming (1) a hypothetical 5% annual return, (2) redemption at the end of each time period and (3) the Fund's operating expenses remain the same:


                                           1 year    3 years   5 years  10 years

Foreign Bond Fund, Institutional Class      51        160        280       628


Actual expenses may be higher or lower than those shown. Under normal circumstances, the Fund intends to limit other expenses so as not to affect the total annual operating expenses.

Who is the Fund's Investment Adviser?

Pacific Investment Management Company ("PIMCO"), a subsidiary of PIMCO Advisors L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had approximately $148 billion in assets under management as of September 30, 1998. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments.



[Insert Photo]    The Fund's portfolio is managed by Lee R.Thomas, III.  A Fixed
                  Income Portfolio Manager, Mr. Thomas is a Managing Director and Senior International Portfolio Manager. He has managed the Foreign Bond Fund since July 13, 1995.


How do I buy Fund shares?

The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us, and wiring funds. o Exchanging Institutional Class shares in any amount from another PIMCO Funds account. o Additional purchases can be made by calling us at 1-800-927-4648 and wiring funds.


How do I sell Fund Shares?

You may sell all or part of your Fund shares to the Fund on any business day. You may sell by:

o        Sending a written request by mail to PIMCO Funds.
o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.
o By sending a fax to our Shareholder Services department at 1-949-760-4456.

How are Fund distributions made and taxed?

The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

What other services are available from the Fund?

The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund (except PIMCO International Bond and Emerging Markets Bond II Funds).
o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.
o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.



P  I  M  C  O
Funds




PIMCO Funds
840 Newport Center Drive, Suite 300
Newport Beach, CA  92660

Telephone:  1-800-927-4648
Fax Number:  1-949-760-4456
PIMCO Infolink Audio Response Network:  1-800-987-4626
Web Site:  www.pimco.com

Filed pursuant to Rule 497(k)(1)(i)

                                  Fund Profile








                              PIMCO StocksPLUS Fund
                           Institutional Class Shares

                                January 15, 1999









                                    P I M C O
                                    F U N D S




This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648. See the back cover for additional phone numbers and our address.

What is the PIMCO StocksPLUS Fund's investment objective?

The Fund's investment objective is to achieve a total return which exceeds the total return performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). "Total return" means increases in portfolio value resulting from capital appreciation plus net income earned on the Fund's investments.

What is the Fund's principal investment strategy?

The Fund normally invests in common stocks, options, futures, options on futures and swaps. StocksPLUS is the name of a proprietary portfolio management strategy which uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The Adviser expects to normally invest substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments. The Adviser will actively manage the fixed income assets serving as cover for derivatives, as well as any other fixed income assets held by the portfolio, with a view toward enhancing the portfolio's total return investment performance, subject to an overall portfolio duration which is normally not expected to exceed one year.

Assets not invested in equity securities may be invested in a diversified portfolio of fixed income securities of varying maturities. Portfolio holdings will be concentrated in areas of the bond market (based on quality, sector, coupon or maturity) which the Adviser believes to be relatively undervalued. The Fund may invest up to 10% of its assets in fixed income securities that are rated below investment grade but rated B or higher by Moody's or S&P (or, if unrated, determined by the Adviser to be of comparable quality). The Fund may lend its portfolio securities to brokers, dealers and other financial institutions in order to earn income. The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, may purchase and sell options and futures on foreign currencies, and may enter into forward currency contracts.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us.

What are the principal risks of investing in the Fund?

You could lose money on an investment in the Fund. The principal risks of investing in the Fund are:

o Market risk: the value of the Fund's shares is based on the value of the securities it owns. The market value of securities may move up and down, sometimes rapidly and unpredictably. The value of S&P 500 derivatives will fluctuate with changes in the market value of S&P 500 stocks. The Fund could experience greater losses than would be the case if it were to invest directly in a portfolio of S&P 500 stocks.
o Interest rate risk: if rates rise, the value of the Fund's holdings may decrease. Derivative instruments may be particularly sensitive to changes in interest rates.
o Credit risk: an issuer of a security, or a counterparty to a derivative contract, may default or become unable to meet a financial obligation thereby decreasing the value of the Fund's holdings. Securities rated below investment grade carry a high degree of credit risk.
o Foreign securities risk: foreign currency exchange rate fluctuations, and political or economic uncertainty may reduce the value of the Fund's holdings in foreign securities.


How has the Fund performed?

The bar chart below shows the actual performance of the Fund's Institutional Class shares net of fees for each of the past five calendar years since inception on May 14, 1993. It indicates the variability of the Fund's historical returns from year to year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The following plot points replace a bar chart that appears here in the document:

Calendar Year-By-Year Return

1998
1997      32.85%
1996      23.07%
1995      40.51%
1994      2.92%
1993      8.89%*

______________
* The return for 1993 in the above bar chart reflects performance from the Fund's inception date on May 14, 1993, and is not annualized.


During the five-year period shown in the bar chart, the highest quarterly return was [insert actual]% (for the quarter ended[insert actual]) and the lowest quarterly return was [insert actual]% (for the quarter ended [insert actual]).

The table below shows how the Fund's average annual returns net of fees for the periods indicated compare to those of the Fund's benchmark, the S&P 500 Index. This is a widely recognized, unmanaged market index generally considered representative of the stock market as a whole.

Average Annual Total Returns
for the years ended December 31, 1998 and most recent calendar quarter


                                     Quarter Ended                  Since
                                     12/31/98     1 year  5 Years Inception(1)

StocksPLUS Fund, Institutional Class
S&P 500 Index
Value added versus Index

___________
(1) Calculated as of June 1, 1993, the first full month following the Fund's Institutional Class inception on May 14, 1993.


What are the Fund's fees and expenses?

Shareholder Fees
The Fund features an all-inclusive fixed fee structure for advisory and administrative services but not for extraordinary expenses. There are no sales loads, fees or other charges to purchase the Fund's Institutional Class shares, to reinvest dividends in additional shares, or to redeem your shares.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Advisory fee                                     0.40%
Administrative fee                               0.25%
Distribution (12b-1) and/or service fees         None
Other expenses(2)                                0.00%
Total annual operating expenses                  0.65%

_____________
(2) Other expenses, which include fees and expenses of the Fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than [insert %] for the most recent fiscal year.


Example of hypothetical Fund expenses

An investor would pay the following expenses on a $10,000 investment in the Fund, assuming (1) a hypothetical 5% annual return, (2) redemption at the end of each time period and (3) the Fund's operating expenses remain the same:


                                         1 year    3 years    5 years   10 years

StocksPLUS Fund, Institutional Class      66        208         362       810


Actual expenses may be higher or lower than those shown. Under normal circumstances, the Fund intends to limit other expenses so as to not affect the total annual operating expenses.

Who is the Fund's Investment Adviser?

Pacific Investment Management Company ("PIMCO"), a subsidiary of PIMCO Advisors L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had approximately $148 billion in assets under management as of September 30, 1998. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments.


[Insert Photo]    The Fund's portfolio is managed by a team led by William H.
                  Gross.  A Fixed Income Portfolio Manager, Mr. Gross is a
                  Managing Director and one of the founders of PIMCO. He has led the team managing the StocksPLUS Fund since January 6, 1998.



How do I buy Fund shares?

The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us, and wiring funds.
o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.
o Additional purchases can be made by calling us at 1-800-927-4648 and wiring funds.

How do I sell Fund Shares?

You may sell all or part of your Fund shares to the Fund on any business day. You may sell by:

o    Sending a written request by mail to PIMCO Funds.
o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.
o    By sending a fax to our Shareholder Services department at 1-949-760-4456.

How are Fund distributions made and taxed?

The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

Shareholders should bear in mind that the sale or exchange of shares may give rise to a taxable event.

What other services are available from the Fund?

The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund (except PIMCO International Bond and Emerging Markets Bond II Funds).
o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.
o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.




P I M C O
FUNDS



PIMCO Funds
840 Newport Center Drive, Suite 300
Newport Beach, CA  92660

Telephone:  1-800-927-4648
Fax Number:  1-949-760-4456
PIMCO Infolink Audio Response Network:  1-800-987-4626
Web Site:  www.pimco.com